Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock authorized	2,000,000	2,000,000
Preferred stock issued	0	0	0
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Common stock authorized	206,000,000	206,000,000
Common stock issued	81,876,332	72,846,144
Common stock outstanding	81,876,332	72,846,144
Scenario, Previously Reported
Preferred stock authorized		1,000,000	1,000,000
Common stock authorized		103,000,000	103,000,000
Common stock issued		72,776,864	72,628,332
Common stock outstanding		72,776,864	72,628,332